PROVISIONS	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions [abstract]
PROVISIONS	PROVISIONS
Provisions as of June 30, 2023 and December 31, 2022 are comprised of the following:

	June 30, 2023	December 31, 2022
Environmental	622	566
Emission rights	47	522
Asset retirement obligations	375	349
Site restoration	149	152
Staff related obligations	149	137
Voluntary separation plans	18	23
Litigation and contingencies (see note 12)	344	289
Tax claims	81	73
Other legal claims and contingencies	263	216
Commercial agreements and onerous contracts	37	28
Other	371	341
Total	2,112	2,407
Short-term provisions	662	1,101
Long-term provisions	1,450	1,306
Total	2,112	2,407